Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income tax expense was calculated based upon the following components of (loss) income from continuing operations before income tax:

	2013	2012	2011
Pretax (loss) income:
United States	$(204,365)	$(61,879)	$(119,439)
Outside the United States	184,214	175,059	137,108
Total pretax (loss) income	$(20,151)	$113,180	$17,669

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense are as follows:

	2013	2012	2011
Current:
Foreign	$47,740	$38,113	$32,649
State	1,274	(361)	2,332
Total current	$49,014	$37,752	$34,981
Deferred:
Federal	(23,397)	20,884	20,247
Foreign	2,146	5,190	28,054
State	(404)	(3,441)	9,013
Total deferred	$(21,655)	$22,633	$57,314
Income tax expense	$27,359	$60,385	$92,295

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table summarizes the changes to the amount of unrecognized tax benefits for Fiscal 2013, Fiscal 2012, and Fiscal 2011:

Unrecognized tax benefits at September 30, 2010	$12,808
Gross increase – tax positions in prior period	1,658
Gross decrease – tax positions in prior period	(823)
Gross increase – tax positions in current period	596
Settlements	(1,850)
Lapse of statutes of limitations	(3,376)

Unrecognized tax benefits at September 30, 2011	$9,013
Gross increase – tax positions in prior period	773
Gross decrease – tax positions in prior period	(1,308)
Gross increase – tax positions in current period	776
Settlements	(1,737)
Lapse of statutes of limitations	(1,640)

Unrecognized tax benefits at September 30, 2012	$5,877
Gross increase – tax positions in prior period	9,104
Gross decrease – tax positions in prior period	(327)
Gross increase – tax positions in current period	516
Settlements	(15)
Lapse of statutes of limitations	(1,348)

Unrecognized tax benefits at September 30, 2013	$13,807

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	September 30,
	2013	2012
Current deferred tax assets:
Employee benefits	$11,372	$16,399
Restructuring	7,085	8,054
Inventories and receivables	24,296	22,495
Marketing and promotional accruals	14,146	8,270
Other	22,783	13,866
Valuation allowance	(31,864)	(29,234)
Total current deferred tax assets	$47,818	$39,850
Current deferred tax liabilities:
Inventories and receivables	(2,748)	(2,618)
Unrealized gains	(373)	(1,153)
Other	(11,738)	(7,936)
Total current deferred tax liabilities	$(14,859)	$(11,707)
Net current deferred tax assets	$32,959	$28,143
Noncurrent deferred tax assets:
Employee benefits	$35,376	$33,584
Restructuring and purchase accounting	340	371
Net operating loss and credit carry forwards	663,610	572,397
Prepaid royalty	6,956	7,006
Property, plant and equipment	9,692	3,255
Unrealized losses	2,136	2,521
Long-term debt	668	3,976
Intangibles	3,917	4,282
Other	5,268	7,866
Valuation allowance	(416,973)	(353,189)
Total noncurrent deferred tax assets	$310,990	$282,069
Noncurrent deferred tax liabilities:
Property, plant, and equipment	(27,478)	(15,337)
Unrealized gains	(13,126)	(15,803)
Intangibles	(735,506)	(596,199)
Taxes on unremitted foreign earnings	(18,581)	(29,231)
Other	(9,073)	(2,964)
Total noncurrent deferred tax liabilities	$(803,764)	$(659,534)
Net noncurrent deferred tax liabilities	$(492,774)	$(377,465)
Net current and noncurrent deferred tax liabilities	$(459,815)	$(349,322)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following reconciles the total income tax expense, based on the Federal statutory income tax rate of 35%, with the Company’s recognized income tax expense:

	2013	2012	2011
Statutory federal income tax (benefit) expense	$(7,053)	$39,613	$6,184
Permanent items	10,104	8,595	8,654
Exempt foreign income	(5,921)	(5,760)	(380)
Foreign statutory rate vs. U.S. statutory rate	(19,182)	(15,211)	(14,132)
State income taxes, net of federal (benefit) expense	(11,686)	(2,164)	1,242
Residual tax on foreign earnings	(6,958)	29,844	18,943
FURminator purchase accounting benefit	—	(14,511)	—
HHI purchase accounting benefit	(49,848)	—	—
Valuation allowance	112,587	24,525	68,425
Unrecognized tax expense (benefits)	4,062	(4,386)	(2,793)
Inflationary adjustments	(245)	(803)	(1,472)
Correction of immaterial prior period error	—	—	4,873
Nondeductible share compensation	1,669	684	1,953
Other, net	(170)	(41)	798
Income tax expense	$27,359	$60,385	$92,295